Restricted Cash - Schedule of Restricted cash (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash	$ 1,538,462	$ 2,192,015	$ 2,931,357
Restricted cash with maturity of less than three months [Member]
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash		2,192,015	2,212,529
Restricted cash with maturity of three months or more [Member]
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash			$ 718,828